DARIN SMITH

Vice President and

Associate General Counsel

(319) 573-2676

darin.smith@equitable.com

January 30, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Post-Effective Amendment No. 5 on Form S-3 Registration Statement

File No. 333-265027

CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) available under the Structured Capital Strategies PLUS® 21 variable annuity contracts offered by Equitable America.

Purpose of the Filing

The purpose of this filing is to add the Exchange Offer Supplement.

Request for Selective Review

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the sole principal difference between the versions of Structured Capital Strategies PLUS® 21. Except for the Exchange Offer Supplement, the disclosure set forth in this Post-Effective Amendment Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies PLUS® 21 Registration Statement that the Staff declared effective on May 1, 2023.

The sole principal difference between the new version of Structured Capital Strategies® PLUS 21 and the current version of Structured Capital Strategies® PLUS 21 is the addition of the Exchange Offer Supplement. Moreover, the exchange offer supplement is identical to the exchange offer supplement the Staff reviewed last fall except the term “variable investment options” was shortened to “investment options” in one bullet point.

Under these circumstances, we believe a limited staff review is appropriate.

Because of the new iXBRL requirements which apply to the combination S-3 and N-4 prospectus, we would like to clear comments by March 15, 2024 to allow sufficient time for iXBRL tagging, review and testing. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments by March 1, 2024, or as soon as practicable thereafter. We will then file a Post-Effective Amendment that will address any Staff comments.

Equitable America will also request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM DRIVE, SUITE 150, CHARLOTTE, NC 28262-4333